Shareholder Report, Holdings (Details)	Nov. 30, 2025
Capital Group U.S. Large Growth ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Capital Group U.S. Large Growth ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital Group U.S. Large Growth ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
Capital Group U.S. Large Growth ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
Capital Group U.S. Large Growth ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.41%
Capital Group U.S. Large Growth ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Capital Group U.S. Large Growth ETF | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Capital Group U.S. Large Growth ETF | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Capital Group U.S. Large Value ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
Capital Group U.S. Large Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
Capital Group U.S. Large Value ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.59%
Capital Group U.S. Large Value ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.04%
Capital Group U.S. Large Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Capital Group U.S. Large Value ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.77%
Capital Group U.S. Large Value ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.48%
Capital Group U.S. Large Value ETF | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.81%
Capital Group U.S. Large Value ETF | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Capital Group U.S. Small and Mid Cap ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.36%
Capital Group U.S. Small and Mid Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.96%
Capital Group U.S. Small and Mid Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital Group U.S. Small and Mid Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Capital Group U.S. Small and Mid Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Capital Group U.S. Small and Mid Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Capital Group U.S. Small and Mid Cap ETF | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital Group U.S. Small and Mid Cap ETF | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%